Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Intangible Assets (Details) - Patents [Member]	Oct. 31, 2025
Minimum [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Intangible Assets (Details) [Line Items]
Estimated useful lives	10 years
Maximum [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Intangible Assets (Details) [Line Items]
Estimated useful lives	20 years